PROVISIONS	12 Months Ended
Dec. 31, 2019
PROVISIONS
PROVISIONS

NOTE 10 – PROVISIONS

	Warranties	Returns	Total
	U.S. dollars in thousands
Balance as of January 1, 2018	$100	$83	$183
Provisions made during the year	86	81	167
Provisions reversed during the year	(5)	—	(5)
Provisions realized during the year	(62)	(68)	(130)
Balance as of December 31, 2018	119	96	215
Provisions made during the year	154	91	245
Provisions reversed during the year	(4)	—	(4)
Provisions realized during the year	(121)	(62)	(183)
Balance as of December 31, 2019	$148	$125	$273